15007561

Nasdaq
805 King Farm Boulevard
Rockville, MD 20850

Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
MAY 27 2015
Washington, DC 20549
CERT NAS
File No. 001-37403

By Electronic Mail

May 27, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 26, 2015 The Nasdaq Stock Market (the "Exchange") received from Amaya Inc. (the "Registrant") a copy of the Registrant's application on Form 40-F 12(b) for the registration of the following security:

Common Shares, no par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

Sincerely,

William Slattery